Condensed Combined Statements Of Operations (Unaudited) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Revenues	[1]	$ 201,229	$ 193,988	$ 703,561	$ 475,150
Operating Expenses [Abstract]
Direct operating expenses	[1]	(115,133)	(109,962)	(397,398)	(292,198)
Selling, general and administrative expenses (a)	[1]	(44,122)	(47,027)	(127,537)	(128,725)
Depreciation and amortization		(14,798)	(16,007)	(46,369)	(49,166)
(Loss) gains, net on dispositions		(51)	0	4,361	0
Restructuring charges		(2,461)	(5,171)	(9,820)	(5,171)
Operating income (loss)		24,664	15,821	126,798	(110)
Other income (expense):
Interest income	[1]	2,482	1,541	5,804	5,145
Interest expense		(13,423)	(13,009)	(38,055)	(39,804)
Other income (expense), net		8,070	(8,495)	6,784	(27,742)
Income (loss) from operations before income taxes		21,793	(4,142)	101,331	(62,511)
Income tax expense		(73)	0	(804)	0
Net income (loss)		21,720	(4,142)	100,527	(62,511)
Less: Net loss attributable to nonredeemable noncontrolling interest		0	(212)	(553)	(579)
Net income (loss) attributable to MSG Entertainment's stockholders		$ 21,720	$ (3,930)	$ 101,080	$ (61,932)
Basic earnings (loss) per common share attributable to the Company (in dollars per share)		$ 0.42	$ (0.08)	$ 1.95	$ (1.2)
Diluted earnings (loss) per common share attributable to the Company (in dollars per share)		$ 0.42	$ (0.08)	$ 1.95	$ (1.2)
MSGE SPINCO, INC [Member]
Statement [Line Items]
Revenues	[2]					$ 653,490	$ 81,812	$ 584,601
Operating Expenses [Abstract]
Direct operating expenses	[2]					417,301	96,236	380,526
Selling, general and administrative expenses (a)	[2]					167,132	136,597	137,935
Depreciation and amortization	[2]					69,534	71,576	81,591
Gain on Disposal of Assets Held for Sale and Associated Settlements	[2]					0	0	(240,783)
Restructuring charges	[2]					5,171	14,691	0
Operating income (loss)	[2]					(5,648)	(237,288)	225,332
Other income (expense):
Interest income						7,150	6,442	8,805
Interest expense						(53,110)	(33,735)	(425)
Loss on extinguishment of debt						(35,629)	0	0
Other income (expense), net						(49,033)	50,622	37,129
Other income (expense)						(130,622)	23,329	45,509
Income (loss) from operations before income taxes						(136,270)	(213,959)	270,841
Income tax expense						70	(5,349)	(100,182)
Net income (loss)						(136,200)	(219,308)	170,659
Less: Net loss attributable to nonredeemable noncontrolling interest						(2,864)	(694)	(1,071)
Net income (loss) attributable to MSG Entertainment's stockholders						$ (133,336)	$ (218,614)	$ 171,730

[1]	See Note 15. Related Party Transactions, for further information on related party arrangements.
[2]	See Note 19, Related Party Transactions, for further information on related party arrangements